Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities [abstract]
Schedule of Marketable Securities

	December 31,	December 31,
	2017	2016
Common shares of Medgold Resources Corp.	$-	$1,266
Warrants of Medgold Resources Corp.	-	313
Common shares of Prospero Silver Corp.	555	-
Warrants of Prospero Silver Corp.	1	-
	$556	$1,579